Acquisitions, Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands	1 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Oct. 01, 2025	Dec. 31, 2024	Dec. 31, 2023
Business Combination [Line Items]
Notes payable to Sellers		$ 2,055
Inventory		1,098		$ 66
Goodwill		5,177		$ 3,168	$ 3,267
East Coast Nuclear Pharmacy, LLC
Business Combination [Line Items]
Cash consideration	$ 2,000
Notes payable to Sellers	500	$ 500
Cash and cash equivalents	40
Accounts receivable	550
Inventory	92
Prepaid expenses and other current assets	6
Identifiable intangible assets	430
Accounts payable	(113)
Other current liabilities	(79)
Total identifiable assets acquired and liabilities assumed	926
Goodwill	1,574		$ 1,600
Total purchase consideration	$ 2,500